Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes	$ 165,238	$ 101,013	$ 326,738	$ 204,351
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%	27.00%
Income tax expense (recovery) based on above rates	$ 44,614	$ 27,274	$ 88,219	$ 55,175
Non-deductible stock based compensation and other	130	610	893	1,468
Differences in tax rates in foreign jurisdictions	(39,919)	(27,905)	(82,361)	(57,251)
Current period unrecognized temporary differences	(3,128)	1,707	1,046	5,568
Write down (reversal of write down) or recognition of prior period temporary differences	(2,583)	(6,485)	(9,185)	(1,317)
Income tax expense (recovery)	$ (886)	$ (4,799)	$ (1,388)	$ 3,643